STOCKHOLDERS’ EQUITY - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.40%	4.00%
Expected volatility	30.00%	35.00%
Dividend yield	2.80%	2.80%
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.10%
Expected volatility	45.00%
Dividend yield	2.50%